Investments accounted for using equity method	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
12.
Investments accounted for using equity method

Associates	December 31, 2021	December 31, 2022
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	304,437	267,070
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”)	3,596,012	4,086,378
	3,900,449	4,353,448

a)
The carrying amount of the Group’s interests in all individually immaterial associates and the Group’s share of the operating results are summarized below:

As of December 31, 2021 and 2022, the carrying amount of the Group’s individually immaterial associates amounted to NT$3,900,449 thousand and NT$4,353,448 thousand, respectively.

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
(Loss) profit for the year from continuing operations	(147,329)	625,733	453,715
Other comprehensive income (loss), net of income tax	23,143	28,843	(28,254)
Total comprehensive (loss) income	(124,186)	654,576	425,461

b)
JMC has quoted market prices. As of December 31, 2021 and 2022, the fair value was NT$468,950 thousand and NT$249,000 thousand, respectively.
c)
JMC is still recognized as investment accounted for using equity method given that the Company retains significant influence by holding one seat in JMC’s Board of Directors.